BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Details Narrative) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Other borrowing	€ 2,901	€ 1,808